Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Tax Disclosure

10. INCOME TAXES

The Company did not recognize a tax provision for the years ended December 31, 2011 and 2010. At December 31, 2011 and 2010, the Company had deferred tax assets which were fully reserved by valuation allowances due to the likelihood of expiration of these deferred tax benefits prior to the Company generating future taxable income sufficient to utilize the deferred tax benefits. The deferred tax assets were calculated based on an expected combined federal and state tax rate of 43%.

Following are the components of such assets and allowances at December 31, 2011 and 2010:

	2011	2010
Deferred tax assets arising from:
Capitalized exploration and development costs	$ 504,000	$ 254,000
Unrecovered promotional and exploratory costs	161,000	161,000
Non-deductible accrued remediation costs	28,000	24,000
Non-deductible share based compensation	355,000	311,000
Net operating loss carryforwards	7,906,000	5,587,000
Total deferred tax assets	8,954,000	6,337,000
Less valuation allowance	(8,954,000)	(6,337,000)
Net deferred tax assets	$ -	$ -

At December 31, 2011 and 2010, the Company had federal tax-basis net operating loss carryforwards totaling $18,376,248 and $12,978,323 respectively, which will expire in various amounts from 2019 through 2031. The Company also had state tax-basis net operating loss carryforwards totaling $18,424,705 and $13,047,289, respectively, which will expire in various amounts from 2012 through 2031. For federal and state taxes, the Company uses depreciation methods and asset lives comparable to methods and lives used for financial statement presentation, therefore no deferred tax asset or liability for property, plant and equipment is recognized.

	2011		2010
Federal income tax benefit based on statutory rate	$ (2,077,000)	34.0%	$ (808,000)	34.0%
State income tax benefit net of federal taxes	(550,000)	9.0%	(213,000)	9.0%
Effect of change in state tax status	6,000	(0.1)%	(969,000)	40.4%
Permanent differences	4,000	(0.1)%	4,000	(0.2)%
Increase in valuation allowance	2,617,000	(42.8)%	1,986,000	(83.2)%
Total taxes on income (loss)	$ -	-%	$ -	-%

The Company’s tax years from 2008 through 2011 remain open for examination.